Average Annual Total Returns{- Pharmaceuticals Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Pharmaceuticals Portfolio	Pharmaceuticals Portfolio-Default Return Before Taxes Past 1 year	Pharmaceuticals Portfolio-Default Return Before Taxes Past 5 years	Pharmaceuticals Portfolio-Default Return Before Taxes Past 10 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions Past 1 year	Pharmaceuticals Portfolio-Default After Taxes on Distributions Past 5 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions Past 10 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Pharmaceuticals Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1532 Past 1 year	F1532 Past 5 years	F1532 Past 10 years
Total	11.82%	13.87%	13.24%	8.87%	12.11%	11.38%	8.71%	10.84%	10.56%	28.71%	18.47%	16.55%	14.49%	11.52%	11.62%